Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

26. Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments or guarantees as of December 31, 2024.

(a)Condensed balance sheets of So-Young International Inc.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note 2(e)
Assets
Current assets:
Cash and cash equivalents	8,228	22,732	3,114
Amounts due from Group companies	1,647,534	1,894,656	259,567
Term deposits and short-term investments	283,308	—	—
Prepayment and other current assets	7,683	3,918	537
Total current assets	1,946,753	1,921,306	263,218
Non-current assets:
Investment in subsidiaries and VIEs	565,304	—	—
Total non-current assets	565,304	—	—
Total assets	2,512,057	1,921,306	263,218

Liabilities
Current liabilities:
Amounts due to VIE companies	41,928	27,518	3,770
Amounts due to Group companies	24,856	25,866	3,544
Accrued expenses and other current liabilities	1,144	1,204	163
Total current liabilities	67,928	54,588	7,477
Non-current liabilities:
Investment deficit of subsidiaries and VIEs	—	27,597	3,781
Total non-current liabilities	—	27,597	3,781
Total liabilities	67,928	82,185	11,258

Shareholders’ deficit
Treasury stock	(358,453)	(376,690)	(51,606)
Class A ordinary shares (US$0.0005 par value; 750,000,000 shares authorized as of December 31, 2023 and December 31, 2024; 73,688,044 and 63,422,436 shares issued and outstanding as of December 31, 2023; 77,897,969 and 65,659,510 shares issued and outstanding as of December 31, 2024, respectively)	238	253	35
Class B ordinary shares (US$0.0005 par value; 20,000,000 shares authorized as of December 31, 2023 and December 31, 2024; 12,000,000 shares issued and outstanding as of December 31, 2023 and December 31, 2024)	37	37	5
Additional paid-in capital	3,080,433	3,069,799	420,561
Statutory reserves	33,855	40,552	5,556
Accumulated deficit	(330,166)	(926,390)	(126,915)
Accumulated other comprehensive income	18,185	31,560	4,324
Total shareholders’ equity	2,444,129	1,839,121	251,960
Total liabilities and shareholders’ equity	2,512,057	1,921,306	263,218

26. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b)Condensed statements of comprehensive (loss)/income of So-Young International Inc.

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(e)

Operating expenses:
General and administrative expenses	(9,659)	(8,786)	(5,649)	(774)
Loss from operations	(9,659)	(8,786)	(5,649)	(774)
Share of (loss)/income of subsidiaries and VIEs	(55,104)	17,230	(596,115)	(81,667)
Income/(loss) from non-operations	(791)	12,836	12,237	1,676
Net (loss)/income	(65,554)	21,280	(589,527)	(80,765)

Net (loss)/income	(65,554)	21,280	(589,527)	(80,765)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	87,998	14,078	13,375	1,832
Total comprehensive (loss)/income	22,444	35,358	(576,152)	(78,933)

(c)Condensed statements of cash flows of So-Young International Inc.

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash used in operating activities	(54,390)	(7,914)	(20,867)	(2,859)

Cash flows from investing activities:
Purchase of short-term investments and term deposits	(201,348)	(491,162)	—	—
Proceeds from maturities of short-term investments and term deposits	318,785	411,184	285,025	39,048
Loans to Group companies	(82,766)	(178,985)	(244,570)	(33,506)
Repayments from Group companies	41,383	237,747	31,499	4,315
Net cash provided by/(used in) investing activities	76,054	(21,216)	71,954	9,857

Cash flows from financing activities:
Net cash used in financing activities	(14,247)	(125,426)	(61,512)	(8,427)

Effect of exchange rate changes on cash and cash equivalents	79,877	19,684	24,929	3,416
Net increase/(decrease) in cash and cash equivalents	87,294	(134,872)	14,504	1,987
Cash and cash equivalents at beginning of year	55,806	143,100	8,228	1,127
Cash and cash equivalents at end of year	143,100	8,228	22,732	3,114